Derivative Financial Instruments - Forward freight agreements and Foreign exchange forward swaps (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Derivative Financial Instruments
Derivative financial assets (liabilities)	$ 2,403,440	$ (62,500)
FFAs
Derivative Financial Instruments
Derivative financial assets (liabilities)	(200,000)
Net result	(150,000)
FXSs
Derivative Financial Instruments
Derivative financial assets (liabilities)	2,600,000
Net result	$ 3,000,000